CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Adoption of ASC 326	Adjusted Balance	Common Shares	Common Shares Adjusted Balance	Treasury Stock	Treasury Stock Adjusted Balance	Additional Paid-in Capital	Additional Paid-in Capital Adjusted Balance	Retained Earnings	Retained Earnings Adoption of ASC 326	Retained Earnings Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Adjusted Balance	Noncontrolling Interests	Noncontrolling Interests Adjusted Balance	Redeemable Noncontrolling Interest	Redeemable Noncontrolling Interest Adjusted Balance
Beginning balance at Dec. 31, 2017	$ 4,232			$ 25		$ (10)		$ 4,412		$ 1,763			$ (1,966)		$ 8
Beginning balance, redeemable noncontrolling interest at Dec. 31, 2017																	$ 25
Net income (loss), excluding redeemable noncontrolling interests	1,087									1,068					19
Net income (loss), redeemable noncontrolling interests																	12
Other comprehensive income (loss), net of tax	102												107		(5)
Dividends paid	(236)									(235)					(1)		(7)
Acquisition of treasury stock	(156)					(156)
Common shares issued from treasury stock and capital increase for share-based compensation	3					38		(35)
Share-based compensation expense	35							35
Other changes	1							(3)							4
Ending balance at Dec. 31, 2018	5,068			25		(128)		4,409		2,596			(1,859)		25
Ending balance, redeemable noncontrolling interest at Dec. 31, 2018																	30
Net income (loss), excluding redeemable noncontrolling interests	1,442									1,422					20
Net income (loss), redeemable noncontrolling interests																	12
Other comprehensive income (loss), net of tax	(81)												(78)		(3)
Reclassification of certain tax effects	0									65			(65)
Dividends paid	(276)									(275)					(1)		(7)
Acquisition of treasury stock	(57)					(57)
Common shares issued from treasury stock and capital increase for share-based compensation	(3)					31		(34)
Share-based compensation expense	33							33
Other changes	(5)							(4)							(1)
Ending balance at Dec. 31, 2019	6,121	$ (36)	$ 6,085	25	$ 25	(154)	$ (154)	4,404	$ 4,404	3,808	$ (36)	$ 3,772	(2,002)	$ (2,002)	40	$ 40
Ending balance, redeemable noncontrolling interest at Dec. 31, 2019	35																35	$ 35
Net income (loss), excluding redeemable noncontrolling interests	(451)									(493)					42
Net income (loss), redeemable noncontrolling interests																	13
Other comprehensive income (loss), net of tax	(670)												(674)		4
Dividends paid	0																(8)
Decrease in noncontrolling interest due to the change of ownership	(9)							(5)							(4)
Common shares issued from treasury stock and capital increase for share-based compensation	(2)					45		(47)
Share-based compensation expense	38							38
Other changes	(2)							(2)							0
Ending balance at Dec. 31, 2020	4,989			$ 25		$ (109)		$ 4,388		$ 3,279			$ (2,676)		$ 82
Ending balance, redeemable noncontrolling interest at Dec. 31, 2020	$ 40																$ 40